Provisions (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Beginning balance		$ 8,312	$ 20,961
Additions	$ 397		756
Transfers	(2)		(27)
Share of profit / (loss) of associates and joint ventures			(11,206)
Inflation adjustment	(130)		(120)
Used during the year	(185)		(2,849,000,000)
Deconsolidation (see Note 4)		(7,095)
Incorporated by business combination			86
Transfer to / of assets available for sales		6
Currency translation adjustment	(763,000,000)		711,000,000
Ending balance		540	8,312
Legal Claims [Member]
Statement [Line Items]
Beginning balance		3,794	3,645
Additions	480,000,000		706,000,000
Transfers	(2,000,000)		(27,000,000)
Share of profit / (loss) of associates and joint ventures			0
Inflation adjustment	(130,000,000)		(120,000,000)
Used during the year	(145,000,000)		(1,048,000,000)
Deconsolidation (see Note 4)		(3,093)
Incorporated by business combination			86,000,000
Transfer to / of assets available for sales		6
Currency translation adjustment	(384,000,000)		552,000,000
Ending balance		526	3,794
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
Beginning balance		26	13,009
Additions	0		0
Transfers			0
Share of profit / (loss) of associates and joint ventures	0		(11,206,000,000)
Inflation adjustment			0
Used during the year	(12)		(1,529,000,000)
Deconsolidation (see Note 4)		0
Incorporated by business combination			0
Transfer to / of assets available for sales		0
Currency translation adjustment	0		(248,000,000)
Ending balance		14	26
Site Dismantling And Remediation [Member]
Statement [Line Items]
Beginning balance		672	514
Additions	28		0
Transfers	0		0
Share of profit / (loss) of associates and joint ventures			0
Inflation adjustment	0		0
Used during the year	0		0
Deconsolidation (see Note 4)		(653)	0
Incorporated by business combination			0
Transfer to / of assets available for sales		0
Currency translation adjustment	(47,000,000)		108,000,000
Ending balance		0	672
Other Provisions [Member]
Statement [Line Items]
Beginning balance		3,820	3,793
Additions	(111)
Used during the year	(28)		(272,000,000)
Currency translation adjustment	$ (332,000,000)		299,000,000
Ending balance		$ 0	$ 3,820